Organization, Business Operation and Going Concern Consideration (Details) - USD ($)			6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 26, 2024	Mar. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Jun. 28, 2024	Aug. 11, 2023
Organization, Business Operation and Going Concern Consideration [Line Items]
Gross proceeds from IPO				$ 57,500,000		$ 57,500,000
Gross proceeds from private placement				$ 3,431,250		3,431,250
Sale of stock (in Shares)			1
Transaction cost			$ 3,774,095			3,774,095
Underwriting fees			1,150,000			1,150,000
Deferred underwriting fees			2,012,500			2,012,500
Other offering cost			611,595			$ 611,595
Cash			$ 16,625
Fair market value percentage			80.00%			80.00%
Net tangible assets			$ 5,000,001
Percentage Obligation To Redeem Public Shares If Entity Does Not Complete Business Combination (in Shares)			100
Sponsor depositing additional funds trust account			$ 575,000
Deposit trust account per unit (in Dollars per share)			$ 0.1			$ 0.1
Deposit per unit (in Dollars per share)								$ 0.1
Deposit								$ 330,969
Maximum allowed dissolution expenses			$ 50,000			$ 50,000
Total drawdown	$ 5,000,000
Working capital						382,204
Payment from the sponsor			25,000			25,000
Unsecured promissory note			500,000			500,000
Working capital loans			$ 1,151,000			$ 1,151,000
Generating gross proceeds		$ 57,500,000
Sponsor shares (in Shares)						343,125
Cash						$ 367,321
Net tangible assets						$ 5,000,001
Share redemption percentage						100.00%
Public Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)			$ 10.175			$ 10.175
Funds in the Trust Account [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)			$ 10.175			$ 10.175
Fair market value percentage			80.00%			80.00%
Definitive Agreement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Fair market value percentage			80.00%			80.00%
Series of Individually Immaterial Business Acquisitions [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Fair market value percentage			80.00%
Outstanding voting securities			50.00%
Deposit								$ 330,969
Business Combination [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)			$ 10			$ 10
Outstanding voting securities						50.00%
Trust Account Balance [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Fair market value percentage						80.00%
Sponsor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)		343,125
Price per share (in Dollars per share)						$ 0.1
Deposit per unit (in Dollars per share)							$ 0.1
Deposit							$ 575,000
Sponsor shares (in Shares)		343,125
Deposited in trust account						$ 575,000
Backstop Investor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Sale of stock (in Shares)	5,000,000
Whale Bay International Company Limited [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Deposit per unit (in Dollars per share)							$ 0.1
Deposit							$ 575,000
Merger Agreement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Deposit trust account per unit (in Dollars per share)						$ 0.1
Merger Agreement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Deposit			$ 0.1
Class A Ordinary Share [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)			$ 11.5			11.5
Price per units (in Dollars per share)	$ 10
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	0.0001
Sale of stock (in Shares)	500,000
Class A Ordinary Share [Member] | Backstop Investor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Sale of stock (in Shares)	500,000
Purchase amount	$ 5,000,000
IPO [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)		5,750,000
Price per share (in Dollars per share)		$ 10				$ 10
Gross proceeds from IPO		$ 57,500,000	$ 1,150,000			$ 1,150,000
Price per units (in Dollars per share)		$ 10
Sale of stock (in Shares)		5,750,000
Cash	$ 16,625
Working capital			$ 2,585,534
Cash						$ 367,321
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)		750,000	750,000			750,000
Sale of stock (in Shares)		750,000
Private Placement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)			343,125			343,125
Price per share (in Dollars per share)			$ 10			$ 10
Gross proceeds from private placement		$ 3,431,250	$ 3,431,250
Trust account value		58,506,250
Generating gross proceeds		$ 3,431,250				$ 3,431,250
Public Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)			$ 10.175			$ 10.175
Public Shares [Member] | Funds in the Trust Account [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)			$ 10.175			$ 10.175